Loans And Borrowings	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Loans And Borrowings
15. LOANS AND BORROWINGS
Reconciliation of movements of liabilities to cashflows arising from financing activities:

In thousands of euro	Liabilities Lease liabilities	Total
January 1, 2020	22,988	22,988

Changes from financing cash flows
Payment of lease liabilities	(2,371)	(2,371)
Payment of interest	(4,324)	(4,324)

Total c hanges from financing cash flows	(6,695)	(6,695)

The effects of changes in foreign exchange rates	(3,438)	(3,438)

Other changes
Interest on leases	4,733	4,733
New and modification of leases	74,574	74,574

Total of other changes	79,307	79,307

December 31, 2020	92,162	92,162

January 1, 2019	6,195	6,195

Changes from financing cash flows
Payment of lease liabilities	(713)	(713)
Payment of interest	(2,574)	(2,574)

Total c hanges from financing cash flows	(3,287)	(3,287)

The effects of changes in foreign exchange rates	556	556

Other changes
New and modification of leases	19,524	19,524

Total of other changes	19,524	19,524

December 31, 2019	22,988	22,988

In thousands of euro	2020	2019
Non-current lease liabilities
Lease liability	87,907	19,943

Total non-current lease liabilities	87,907	19,943

Current lease liabilities
Current portion of lease liabilities	4,255	3,045

Total current loans and borrowings	4,255	3,045

In thousands of euro	Carrying amount	Total	Within one year	Between 1 and 5 years	More than 5 years
December 31, 2020
Leases	92,162	135,595	9,891	42,905	82,799
December 31, 2019
Leases	22,988	68,773	6,610	34,593	27,570
The Group leases office buildings and industrial buildings used for the development and production of our products. Depending on the type of lease and the location, the lease durations vary from 1 to 15 years. As the Group is rapidly expanding, leases for office buildings and research and development facilities typically run for a period of 1 to 2 years. This provides our Group with the flexibility needed.
However, leases of factories and leases of buildings where we have or it is forecasted that we will have significant increase in a short period, then leases duration are usually from 9 to 15 years. Some leases rent payments can be adjusted based on changes in local price indices.
Where practical, the Group seeks to have an option to extend and/or to renew the lease. This option is exercisable only by the Group. The Group assess at the lease commencement date whether it is reasonably certain to exercise the extension option. For the leases that it is estimated that the option will be exercised, the extended lease maturity date has been factored-in
when discounting the lease liability. The lease commitments shown in the above table also include the amounts that the Group will have to pay if these options are exercised.
The lease liabilities of the Group are discounted at an average rate of 10.36%.

In thousands of euro	2020	2019
Amounts recognised in consolidated statement of profit or loss and other comprehensive (loss)/income
Interest on lease liability	4,733	2,574
Expenses relating to short-term leases and low value leases	311	336

	5,044	2,910

Amount recognised in the statement of cash flows
Total cash outflow for leases	6,695	3,287

The leased buildings are offices and industrial buildings used for the corporate, research and development of our products.
In September the Company received a short-term loan from Kinetik for an amount of EUR 10,000,000. The loan was repaid in October. In addition, the Company received a EUR 1,402,000 loan from Kinetik, in October which was then has been assigned to Arrival Ltd. Subsequently this amount was contributed to the share capital of the subsidiary.
In August, the Group entered into a short-term loan with HBSC Bank for a total amount of EUR 2,396,000 in respect of its payroll arrangements. The amount was repaid in October.